Contract Liabilities (Non-Current and Current) - Summary of Contract liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contract liabilities [line items]
Total contract liabilities	€ 26,678	€ 30,373
Less current portion	(19,818)	(23,587)
Non-current portion	6,860	6,786
Natuzzi's trademarks [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	4,814	5,196
Natuzzi Display System [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	2,191	2,162
Service type warranties [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	1,618	974
Advance payments [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	€ 18,055	€ 22,041